Discontinued Operations And Other Disposition (Summary Of Discontinued Operations Presented In Consolidated Statements Of Income And Comprehensive Income) (Details) (USD $)
In Thousands, unless otherwise specified
	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Discontinued Operations And Other Disposition [Abstract]
Operating revenues									$ 12,264	$ 31,458	$ 67,391
Total operating expenses									8,710	24,286	49,617
Operating income									3,554	7,172	17,774
Gain on sale									(21,178)	(14,718)
Other expenses, net										1,397	3,495
Income from discontinued operations before income taxes									24,732	20,493	14,279
Provision for income taxes									8,425	8,017	12,893
Income from discontinued operations	$ 10,802	$ 133	$ 38	$ 5,334	$ 1,421	$ 375	$ (335)	$ 11,015	$ 16,307	$ 12,476	$ 1,386	$ 7,596	$ 5,913